Other financial expenses, net (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other financial expenses, net
Other financial (expenses) income, net is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2020	2019	2018
Foreign exchange gain (loss)	1.5	0.7	(1.1)
Other financial expenses	(9.8)	(9.2)	(3.5)
Expensed loan fees related to settled debt	—	(5.6)	—
Loss on forward contracts (note 19)	(26.6)	(29.2)	(14.2)
Realized loss on marketable debt securities (note 18)	—	(15.4)	—
Realized gain on financial instruments (note 19)	1.5	—	—
Change in fair value of Call Spread (note 19)	(2.3)	(0.5)	(25.7)
Total	(35.7)	(59.2)	(44.5)